The Group's business and general information (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2019 ILS (₪)	Jun. 30, 2019 ARS ($)
Statement Line Items [Line Items]
Business combinations interest, percent	29.91%
Net assets of the Israel operations center | $		$ 7,734
Commitments contribution, description	(i) NIS 70 that were contributed on September 2, 2019; (ii) NIS 70 to be contributed at any time between September 3, 2019 and September 2, 2020 and (iii) NIS 70 to be contributed at any time between September 3, 2020 and September 2, 2021.. In accordance with Dolphin and IDBD's commitment, these contributions may be considered as capital contributions which will result in the issuance of new IDBD shares in favor of the controlling company, or may be granted in the form of as a subordinated loan.	(i) NIS 70 that were contributed on September 2, 2019; (ii) NIS 70 to be contributed at any time between September 3, 2019 and September 2, 2020 and (iii) NIS 70 to be contributed at any time between September 3, 2020 and September 2, 2021.. In accordance with Dolphin and IDBD's commitment, these contributions may be considered as capital contributions which will result in the issuance of new IDBD shares in favor of the controlling company, or may be granted in the form of as a subordinated loan.
NIS [Member]
Statement Line Items [Line Items]
Capital contributions	₪ 210
Right to advance payment	40
Net assets of the Israel operations center	₪ 648